SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Research And Development Expenses
Payroll and related expenses	$ 4,610	$ 2,417		$ 1,758
Subcontractor and outsourced work	935	1,081		1,683
Share-based compensation	4,154	191		532
Pilot expenses and other	245	164		130
Research and development expense	$ 9,944	$ 3,853	[1]	$ 4,103	[1]

[1]	Reclassified due to discontinued operations (note 32).